UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-7972

Exact name of registrant as specified in charter:	Delaware Group® Adviser Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 30, 2008

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Diversified Income Fund

July 31, 2008

		Principal	Value
		Amount°	(U.S.$)
Agency Asset-Backed Securities – 0.03%
fFannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	1,034,665	$907,521
•Fannie Mae Whole Loan Series 2002-W11 AV1 2.801% 11/25/32		35,851	33,733
Total Agency Asset-Backed Securities (cost $1,033,779)			941,254

Agency Collateralized Mortgage Obligations – 3.38%
Fannie Mae
Series 1990-92 C 7.00% 8/25/20		2,562	2,703
Series 1996-46 ZA 7.50% 11/25/26		406,200	426,604
Series 2001-50 BA 7.00% 10/25/41		231,156	244,202
Series 2002-90 A2 6.50% 11/25/42		409,239	425,829
•Series 2002-W1 2A 7.50% 2/25/42		33,751	35,549
Series 2003-106 WE 4.50% 11/25/22		9,665,000	9,281,894
Series 2003-122 AJ 4.50% 2/25/28		766,548	761,903
Series 2005-67 EY 5.50% 8/25/25		4,160,000	3,898,979
Series 2005-110 MB 5.50% 9/25/35		4,085,813	4,172,182
*Series 2006-39 PE 5.50% 10/25/32		13,200,000	13,372,897
•Series 2006-M2 A2F 5.259% 5/25/20		305,000	293,923
•Series G-9 FA 3.369% 4/25/21		2,828	2,822
•Fannie Mae Grantor Trust
Series 1999-T2 A1 7.501% 1/19/39		29,498	31,265
Series 2001-T8 A2 9.50% 7/25/41		129,885	142,108
Series 2002-T4 A3 7.50% 12/25/41		374,858	399,771
Series 2002-T19 A1 6.50% 7/25/42		243,070	250,894
Series 2004-T1 1A2 6.50% 1/25/44		166,577	174,068
Fannie Mae Interest Strip Series 265 2 9.00% 3/1/24		21,220	23,690
Fannie Mae Whole Loan
Series 2002-W6 2A 7.50% 6/25/42		67,390	72,146
Series 2003-W1 2A 7.50% 12/25/42		30,478	31,665
Series 2003-W10 1A4 4.505% 6/25/43		50,000	47,293
Series 2003-W15 2A7 0.00% 8/25/43		32,077	31,704
Series 2004-W9 2A1 6.50% 2/25/44		413,110	432,880
Series 2004-W11 1A2 6.50% 5/25/44		725,145	767,111
Freddie Mac
Series 1730 Z 7.00% 5/15/24		685,526	725,949
Series 2326 ZQ 6.50% 6/15/31		1,650,250	1,744,424
Series 2541 JB 5.00% 2/15/16		291,980	294,885
Series 2549 TE 5.00% 9/15/17		6,134	6,187
Series 2552 KB 4.25% 6/15/27		241,605	241,622
Series 2557 WE 5.00% 1/15/18		4,116,000	4,078,234
Series 2621 QH 5.00% 5/15/33		35,000	32,721
Series 2622 PE 4.50% 5/15/18		8,300,000	7,993,776
Series 2624 QH 5.00% 6/15/33		40,000	37,317
Series 2662 MA 4.50% 10/15/31		1,470,203	1,467,030
Series 2687 PG 5.50% 3/15/32		2,750,000	2,738,817
Series 2694 QG 4.50% 1/15/29		2,295,000	2,272,356
Series 2762 LG 5.00% 9/15/32		9,050,000	8,833,424
Series 2809 DC 4.50% 6/15/19		3,135,709	2,999,541
Series 2872 GC 5.00% 11/15/29		1,745,000	1,745,867
Series 2890 PC 5.00% 7/15/30		1,360,000	1,359,650
Series 2915 KP 5.00% 11/15/29		2,852,000	2,854,688
Series 3005 ED 5.00% 7/15/25		2,282,000	2,154,949
Series 3022 MB 5.00% 12/15/28		1,130,000	1,140,722
Series 3063 PC 5.00% 2/15/29		3,764,000	3,803,865
Series 3113 QA 5.00% 11/15/25		4,288,420	4,338,847
Series 3123 HT 5.00% 3/15/26		50,000	46,630
*Series 3128 BC 5.00% 10/15/27		10,800,000	10,875,973
Series 3131 MC 5.50% 4/15/33		2,075,000	2,097,726
Series 3150 EQ 5.00% 5/15/26		45,000	41,988
Series 3154 PJ 5.50% 3/15/27		4,485,888	4,573,457
Series 3173 PE 6.00% 4/15/35		10,485,000	10,630,133
Series 3337 PB 5.50% 7/15/30		2,270,000	2,300,089
Series 3344 ME 5.50% 7/15/37		2,510,000	2,374,017
Series 3416 GK 4.00% 7/15/22		938,694	902,638

Freddie Mac Stated Final Series 5 GC 2.95% 12/15/09	45,634	45,693
•Freddie Mac Strip Series 19 F 5.017% 6/1/28	17,459	15,179
wFreddie Mac Structured Pass Through Securities
Series T-42 A5 7.50% 2/25/42	176,336	188,951
Series T-58 2A 6.50% 9/25/43	235,219	246,924
•Series T-60 1A4C 5.395% 3/25/44	29,768	29,985
GNMA
Series 1994-7 PL 6.50% 9/16/23	333,352	332,936
Series 2002-28 B 5.779% 7/16/24	29,842	30,313
Series 2002-61 BA 4.648% 3/16/26	2,599	2,614
•Series 2003-78 B 5.11% 10/16/27	60,000	60,313
•Vendee Mortgage Trust Series 2000-1 1A 6.815% 1/15/30	12,354	13,153
Total Agency Collateralized Mortgage Obligations (cost $121,392,921)		120,997,665

Agency Mortgage-Backed Securities – 15.66%
Fannie Mae
4.00% 9/1/13	10,509	10,377
5.50% 5/15/09	113,293	114,135
5.50% 1/1/13	1,375,286	1,378,004
6.47% 6/1/09	4,407	4,449
6.50% 8/1/17	497,231	515,542
7.00% 11/15/16	449,004	469,457
•Fannie Mae ARM
3.918% 6/1/34	408,691	409,851
4.387% 6/1/34	5,005	5,023
4.538% 7/1/33	289,750	292,914
4.794% 11/1/35	491,731	496,272
5.026% 11/1/33	2,099,022	2,101,215
5.051% 8/1/35	1,428,594	1,412,632
5.081% 5/1/36	1,736,195	1,725,347
5.096% 8/1/34	17,130	17,198
5.107% 1/1/36	523,192	529,523
5.129% 11/1/35	2,829,340	2,842,443
5.221% 3/1/38	7,011,108	6,994,947
5.228% 3/1/38	4,726,527	4,712,251
5.398% 4/1/36	4,103,906	4,151,143
5.557% 6/1/37	54,253	55,020
5.598% 11/1/24	4,549	4,627
5.714% 4/1/37	7,358,172	7,460,182
5.973% 8/1/37	4,124,261	4,172,725
6.134% 6/1/36	18,407	18,809
6.162% 7/1/36	18,259	18,648
6.287% 7/1/36	21,772	22,216
6.326% 8/1/36	20,885	21,367
6.335% 4/1/36	8,424	8,646
6.366% 12/1/33	8,921	9,081
6.374% 11/1/32	1,392	1,405
6.925% 7/1/32	1,388	1,415
7.045% 10/1/33	301,473	304,514
Fannie Mae Balloon 7 yr
4.00% 6/1/10	80,782	80,507
4.50% 6/1/10	73,939	74,709
4.50% 12/1/10	3,656	3,694
Fannie Mae FHAVA 8.75% 8/1/09	1,099	1,116
Fannie Mae Relocation 15 yr 4.00% 9/1/20	2,182,078	2,013,268
Fannie Mae Relocation 30 yr
4.00% 3/1/35	20,530	18,549
5.00% 11/1/33	395,722	380,442
5.00% 1/1/34	298,930	287,366
5.00% 8/1/34	394,056	378,315
5.00% 11/1/34	533,076	511,782
5.00% 4/1/35	1,590,856	1,525,132
5.00% 10/1/35	976,221	935,890
5.00% 1/1/36	1,964,762	1,883,591

Fannie Mae S.F. 15 yr
4.00% 5/1/19	12,891	12,080
4.50% 6/1/23	14,185,771	13,606,704
5.00% 9/1/20	17,804	17,587
5.00% 5/1/21	2,405,755	2,384,658
5.50% 6/1/23	16,811,296	16,886,199
6.00% 9/1/21	19,326,998	19,764,876
8.50% 2/1/10	9,236	9,504
Fannie Mae S.F. 15 yr TBA 5.00% 8/1/23	22,790,000	22,376,931
Fannie Mae S.F. 30 yr
5.50% 3/1/29	547,017	539,405
5.50% 4/1/29	481,043	474,348
*5.50% 12/1/34	7,281,391	7,157,303
5.50% 9/1/36	6,230,370	6,124,194
5.50% 6/1/37	2,443,430	2,393,635
*5.50% 7/1/37	39,680,233	38,871,581
5.50% 12/1/37	14,531,016	14,234,885
6.00% 10/1/33	4,519	4,564
6.00% 6/1/35	21,893	22,049
*6.00% 7/1/37	7,272,585	7,313,993
6.00% 12/1/37	25,027,432	25,169,933
6.00% 3/1/38	4,551,709	4,577,170
6.00% 4/1/38	5,945,077	5,978,333
*6.50% 9/1/36	338,103	347,648
*6.50% 11/1/36	5,494,771	5,649,884
6.50% 2/1/37	2,248,570	2,312,045
*6.50% 9/1/37	10,740,511	11,041,424
6.50% 10/1/37	7,849,939	8,069,868
6.50% 11/1/37	7,446,645	7,655,275
7.00% 8/1/32	226,751	239,043
7.00% 9/1/32	146,299	154,230
7.00% 2/1/36	106,951	111,927
7.00% 12/1/37	113,535	118,898
7.50% 1/1/31	5,046	5,428
7.50% 3/1/32	52,956	56,793
7.50% 4/1/32	57,494	61,659
7.50% 10/1/34	59,008	63,465
Fannie Mae S.F. 30 yr TBA
5.50% 8/1/38	43,295,000	42,361,473
6.00% 8/1/38	49,685,000	49,902,372
Freddie Mac 7.00% 2/25/14	7,887	8,217
•Freddie Mac ARM
4.363% 12/1/33	187,418	187,843
4.701% 5/1/35	407,426	409,257
5.275% 3/1/36	354,222	354,751
5.514% 8/1/36	5,434,027	5,514,788
5.622% 4/1/33	4,984	5,009
5.677% 7/1/36	1,871,604	1,898,882
5.754% 9/1/37	9,866,469	9,955,330
5.77% 8/1/37	67,693	68,316
5.821% 10/1/36	7,422,423	7,489,028
6.111% 10/1/37	93,085	94,565
*6.34% 2/1/37	4,788,785	4,892,119
6.406% 12/1/33	743,886	756,600
6.937% 4/1/34	83,272	83,405
Freddie Mac Balloon 7 yr 3.00% 8/1/10	419,493	414,762
Freddie Mac Relocation 30 yr
5.00% 9/1/33	770,347	740,140
6.50% 10/1/30	2,098	2,162
Freddie Mac S.F. 15 yr
4.00% 2/1/14	109,257	107,751
4.50% 5/1/20	6,145,099	5,963,387
5.00% 6/1/18	2,234,456	2,215,484
5.50% 7/1/14	6,997	7,129
Freddie Mac S.F. 30 yr
4.50% 10/1/35	4,842,187	4,449,667
5.50% 12/1/34	103,068	101,215
5.50% 2/1/38	22,510,520	22,028,419
6.00% 6/1/37	2,216,484	2,231,653
6.50% 10/1/32	6,071	6,280
6.50% 12/1/37	22,585,757	23,223,335
7.00% 11/1/33	743,689	783,174

Freddie Mac S.F. 30 yr TBA
5.00% 8/1/38	93,275,000	88,494,657
5.50% 8/1/38	5,670,000	5,542,425
GNMA I S.F. 15 yr 6.50% 7/15/09	2,197	2,208
GNMA I S.F. 30 yr
7.00% 5/15/28	331,178	354,125
7.00% 12/15/34	6,744,065	7,211,026
7.50% 10/15/30	4,291	4,607
7.50% 2/15/32	1,086	1,166
9.50% 9/15/17	6,389	7,047
10.00% 7/15/17	4,505	5,044
Total Agency Mortgage-Backed Securities (cost $561,784,005)		560,062,076

Agency Obligations – 5.48%
*Fannie Mae
¥3.25% 4/9/13	15,200,000	14,730,016
3.625% 2/12/13	11,170,000	11,022,690
3.875% 7/12/13	4,240,000	4,215,014
4.375% 3/15/13	16,675,000	16,965,278
4.625% 10/15/13	6,540,000	6,718,725
4.75% 11/19/12	25,055,000	25,878,633
5.00% 2/16/12	10,130,000	10,542,575
*Federal Farm Credit Bank 5.125% 8/25/16	1,935,000	2,013,366
Federal Home Loan Bank System
4.625% 10/10/12	2,730,000	2,804,002
*5.50% 8/13/14	3,100,000	3,315,980
^Financing Corporation Interest Strip
CPN 4.558% 4/6/12	2,393,000	2,116,218
CPN 4.797% 5/2/12	365,000	322,383
CPN 4.901% 10/6/12	1,608,000	1,387,382
CPN 4.948% 10/6/14	1,923,000	1,509,797
CPN 5.079% 2/8/13	500,000	424,710
CPN 5.08% 8/8/13	500,000	416,155
CPN 5.101% 10/6/11	355,000	320,397
CPN 5.101% 2/3/12	50,000	44,406
CPN 5.175% 3/26/12	880,000	778,563
CPN 5.192% 10/6/15	1,140,000	845,524
CPN 5.259% 5/30/16	385,000	273,673
CPN 1 5.093% 11/11/11	173,000	155,403
CPN 1 5.162% 5/11/12	1,000,000	882,873
CPN 1 5.283% 5/11/15	1,270,000	964,084
CPN 4 5.213% 10/6/15	640,000	474,680
CPN 7 5.097% 8/3/13	10,000	8,327
CPN 13 5.161% 12/27/12	300,000	256,290
CPN 13 5.208% 6/27/13	1,265,000	1,057,287
CPN 15 4.907% 9/7/13	2,550,000	2,113,853
CPN 17 5.352% 4/5/13	125,000	105,436
CPN 19 5.352% 6/6/13	400,000	335,034
CPN A 5.098% 8/8/15	480,000	359,615
CPN A 5.099% 2/8/15	480,000	369,513
CPN A 5.112% 2/8/14	500,000	405,609
CPN C 5.099% 5/30/15	25,000	18,924
*^Financing Corporation Principal Strip 5.142% 9/26/19	860,000	505,521
*Freddie Mac
¥4.125% 12/21/12	37,000,000	37,278,241
4.50% 1/15/13	13,000,000	13,292,058
¥4.50% 7/15/13	8,500,000	8,685,657
4.75% 3/5/12	3,200,000	3,303,699
4.75% 1/19/16	335,000	342,187
5.75% 1/15/12	13,410,000	14,247,682
*Tennessee Valley Authority 4.875% 1/15/48	4,300,000	4,004,878

Total Agency Obligations (cost $194,060,313)		195,812,338

=#@Collateralized Debt Obligation – 0.00%
Travelers Funding CBO Series 1A A2 144A 6.35% 2/18/14	116,610	116,587
Total Collateralized Debt Obligation (cost $121,274)		116,587

Commercial Mortgage-Backed Securities – 2.84%
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.493% 6/10/39	4,345,000	4,308,878
Series 2004-5 A3 4.561% 11/10/41	20,000	19,403
•Series 2005-1 A5 5.239% 11/10/42	3,000,000	2,870,870
•Series 2005-6 AM 5.352% 9/10/47	2,840,000	2,605,642
•Series 2006-3 A4 5.889% 7/10/44	3,275,000	3,150,725
Series 2006-4 A4 5.634% 7/10/46	5,640,000	5,333,857
•Series 2007-3 A4 5.838% 6/10/49	4,360,000	4,027,823
Bear Stearns Commercial Mortgage Securities
#Series 2004-ESA E 144A 5.064% 5/14/16	1,355,000	1,372,936
•Series 2005-T20 A4A 5.30% 10/12/42	4,000,000	3,782,262
•Series 2006-PW12 A4 5.902% 9/11/38	4,600,000	4,403,783
Series 2006-PW14 A4 5.201% 12/11/38	1,500,000	1,373,215
•Series 2007-PW16 A4 5.902% 6/11/40	6,825,000	6,344,386
•Series 2007-T28 A4 5.742% 9/11/42	7,360,000	6,792,018
wCommercial Mortgage Pass Through Certificates
•#Series 2001-J1A A2 144A 6.457% 2/14/34	1,052,300	1,073,771
Series 2006-C7 A2 5.69% 6/10/46	925,000	922,137
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	640,000	623,919
#Crown Castle Towers 144A
•Series 2005-1A AFL 2.84% 6/15/35	1,110,000	1,073,592
Series 2005-1A C 5.074% 6/15/35	700,000	667,086
Series 2006-1A B 5.362% 11/15/36	1,520,000	1,433,527
•DLJ Commercial Mortgage Series 1999-CG3 A3 7.73% 10/10/32	1,210,000	1,247,588
First Union National Bank-Bank of America Commercial Mortgage Trust
Series 2001-C1 C 6.403% 3/15/33	30,000	30,617
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	4,020,000	4,091,869
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A3 4.602% 8/10/38	60,000	59,902
Series 2005-GG4 A4 4.761% 7/10/39	3,070,000	2,840,088
•@#Series 2006-RR3 A1S 144A 5.76% 7/18/56	160,000	100,800
Greenwich Capital Commercial Funding
•Series 2004-GG1 A7 5.317% 6/10/36	2,725,000	2,652,457
Series 2007-GG9 A4 5.444% 3/10/39	5,000,000	4,562,247
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	2,755,000	2,719,951
Series 2002-C2 A2 5.05% 12/12/34	3,145,000	3,060,850
Series 2003-C1 A2 4.985% 1/12/37	1,290,000	1,248,049
Series 2006-LDP9 A2 5.134% 5/15/47	4,775,000	4,369,088
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2001-C2 A1 6.27% 6/15/20	8,148	8,220
Series 2002-C1 A4 6.462% 3/15/31	1,170,000	1,204,651
Series 2003-C8 A2 4.207% 11/15/27	235,000	234,473
•Merrill Lynch Mortgage Trust
Series 2005-CKI1 A6 5.416% 11/12/37	700,000	665,128
Series 2006-C1 ASB 5.841% 5/12/39	105,000	102,674
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	600,768	584,696
•Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	455,000	447,660
Series 2006-HQ9 A4 5.731% 7/12/44	7,540,000	7,177,398
Series 2007-IQ14 A4 5.692% 4/15/49	1,595,000	1,470,296
Series 2007-T27 A4 5.803% 6/11/42	3,355,000	3,106,669
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.589% 2/15/33	185,000	163,137
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	330,000	315,170
#Tower 144A
Series 2004-2A A 4.232% 12/15/14	855,000	841,953
Series 2006-1 B 5.588% 2/15/36	695,000	669,132
Series 2006-1 C 5.707% 2/15/36	995,000	929,310
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	95,000	93,416
Series 2006-C28 A2 5.50% 10/15/48	2,340,000	2,307,877
Series 2007-C30 A3 5.246% 12/15/43	2,115,000	2,043,607
Total Commercial Mortgage-Backed Securities (cost $106,891,021)		101,528,803

Convertible Bonds – 0.31%
Advanced Medical Optics 3.25% 8/1/26 exercise price $59.61, expiration date 8/1/26		1,115,000	774,925
Advanced Micro Devices 6.00% 5/1/15 exercise price $28.08, expiration date 5/1/15		5,190,000	2,737,725
Electronic Data Systems 3.875% 7/15/23 exercise price $34.14, expiration date 7/15/23		3,755,000	3,764,387
•Wyeth 4.886% 1/15/24 exercise price $60.09, expiration date 1/15/24		3,657,000	3,668,337
Total Convertible Bonds (cost $12,764,968)			10,945,374

Corporate Bonds – 30.11%
Banking – 2.98%
American Express Centurion Bank 5.55% 10/17/12		6,088,000	5,930,528
•@#Banco Mercantil 144A 6.862% 10/13/21		2,349,000	2,204,541
Bank of America
4.90% 5/1/13		4,410,000	4,275,561
•8.00% 12/29/49		8,000,000	7,391,832
Bank of New York Mellon 4.50% 4/1/13		7,988,000	7,694,409
#Bank of Scotland 144A 5.25% 2/21/17		4,570,000	4,505,654
BB&T 5.25% 11/1/19		475,000	396,082
BB&T Capital Trust II 6.75% 6/7/36		11,615,000	9,425,329
Branch Banking & Trust 5.625% 9/15/16		2,250,000	2,015,143
•Capital One FSB 2.888% 3/13/09		3,853,000	3,838,886
#CoBank ACB 144A 7.875% 4/16/18		1,985,000	1,935,832
JPMorgan Chase Capital XXV 6.80% 10/1/37		7,547,000	6,394,920
Mellon Bank 5.45% 4/1/16		1,950,000	1,902,664
#National Australia Bank 144A 5.35% 6/12/13		8,970,000	8,970,099
PNC Bank 6.875% 4/1/18		5,205,000	5,140,713
•P@Popular North America 3.191% 4/6/09		1,121,000	1,099,405
Silicon Valley Bank
5.70% 6/1/12		2,422,000	2,234,590
6.05% 6/1/17		690,000	589,695
U.S. Bank
4.80% 4/15/15		2,282,000	2,209,553
4.95% 10/30/14		555,000	548,900
•USB Capital IX 6.189% 4/15/49		9,142,000	6,402,993
Wells Fargo 5.625% 12/11/17		4,800,000	4,582,867
•Wells Fargo Capital XIII 7.70% 12/29/49		12,050,000	11,427,967
P@WM Covered Bond Program 3.875% 9/27/11	EUR	3,843,000	5,310,549
			106,428,712
Basic Industry – 3.07%
#ArcelorMittal 144A 6.125% 6/1/18	USD	6,265,000	6,027,199
California Steel Industries 6.125% 3/15/14		590,000	513,300
CPG International I 10.50% 7/1/13		870,000	691,650
Domtar 7.125% 8/15/15		826,000	780,570
duPont (E.I) deNemours 6.00% 7/15/18		8,430,000	8,546,628
#Evraz Group 144A 9.50% 4/24/18		13,975,000	13,538,979
Freeport McMoRan Copper & Gold
8.25% 4/1/15		1,744,000	1,820,440
8.375% 4/1/17		4,815,000	5,051,489
Georgia-Pacific
7.70% 6/15/15		1,818,000	1,699,830
8.875% 5/15/31		379,000	348,680
9.50% 12/1/11		85,000	86,063
#GTL Trade Finance 144A 7.25% 10/20/17		1,943,000	1,938,061
Innophos 8.875% 8/15/14		1,012,000	1,017,060
#Innophos Holdings 144A 9.50% 4/15/12		1,045,000	1,039,775
*International Coal Group 10.25% 7/15/14		2,245,000	2,295,513
Lubrizol 4.625% 10/1/09		2,404,000	2,391,353
#MacDermid 144A 9.50% 4/15/17		2,146,000	1,974,320
Massey Energy 6.875% 12/15/13		2,723,000	2,678,751
Momentive Performance Materials 9.75% 12/1/14		4,894,000	4,355,660
NewPage 10.00% 5/1/12		1,570,000	1,511,125
#NewPage 144A 10.00% 5/1/12		1,649,000	1,587,163
#Nine Dragons Paper Holding 144A 7.875% 4/29/13		5,068,000	4,974,810
•Noranda Aluminium Acquisition 6.828% 5/15/15		1,305,000	1,135,350
Norske Skog Canada 8.625% 6/15/11		1,125,000	928,125
#Norske Skogindustrier 144A 7.125% 10/15/33		1,758,000	1,046,010
P@=Port Townsend 12.431% 8/27/12		551,600	546,084
Potlatch 13.00% 12/1/09		2,030,000	2,221,084
Rio Tinto Finance USA 6.50% 7/15/18		5,070,000	5,093,307
#Rock-Tenn 144A 9.25% 3/15/16		1,382,000	1,430,370
Rockwood Specialties Group 7.50% 11/15/14		1,415,000	1,397,313

#Ryerson 144A
•10.248% 11/1/14		1,774,000	1,694,170
12.00% 11/1/15		1,445,000	1,416,100
#Sappi Papier Holding 144A 6.75% 6/15/12		3,158,000	2,850,376
#Severstal 144A 9.75% 7/29/13		7,920,000	7,963,559
#Steel Dynamics 144A 7.75% 4/15/16		7,105,000	7,033,950
Vale Overseas 6.875% 11/21/36		8,194,000	7,870,214
*#Vedanta Resources 144A 9.50% 7/18/18		1,600,000	1,592,000
•Verso Paper Holdings 6.623% 8/1/14		815,000	721,275
			109,807,706
Brokerage – 1.20%
AMVESCAP 4.50% 12/15/09		1,931,000	1,867,605
Goldman Sachs Group
6.15% 4/1/18		5,195,000	5,013,294
6.75% 10/1/37		4,423,000	3,920,777
Jefferies Group 6.45% 6/8/27		2,861,000	2,218,142
JPMorgan Chase 6.40% 5/15/38		9,470,000	8,756,312
LaBranche 11.00% 5/15/12		689,000	707,086
Lazard Group 6.85% 6/15/17		788,000	687,880
Lehman Brothers Holdings
5.625% 1/24/13		3,078,000	2,880,322
6.75% 12/28/17		11,360,000	10,348,336
6.875% 7/17/37		3,389,000	2,816,327
Merrill Lynch 6.875% 4/25/18		4,000,000	3,750,856
			42,966,937
Capital Goods – 1.49%
*Associated Materials 9.75% 4/15/12		2,171,000	2,149,290
BWAY 10.00% 10/15/10		3,078,000	3,093,390
Casella Waste Systems 9.75% 2/1/13		2,883,000	2,868,585
*DRS Technologies 7.625% 2/1/18		2,698,000	2,819,410
Graham Packaging
8.50% 10/15/12		1,316,000	1,230,460
9.875% 10/15/14		2,040,000	1,754,400
Graphic Packaging International 9.50% 8/15/13		5,715,000	5,343,525
Greenbrier 8.375% 5/15/15		4,855,000	4,424,119
Hexion US Finance 9.75% 11/15/14		1,550,000	1,329,125
Intertape Polymer 8.50% 8/1/14		797,000	713,315
#Moog 144A 7.25% 6/15/18		1,175,000	1,154,438
NXP BV Funding
•5.541% 10/15/13		1,735,000	1,368,481
*9.50% 10/15/15		9,420,000	6,546,900
Owens-Brockway Glass Container 6.75% 12/1/14		2,040,000	2,014,500
Textron 6.50% 6/1/12		1,977,000	2,079,511
Thermadyne Holdings 10.50% 2/1/14		2,215,000	2,148,550
Tyco Electronics Group 5.95% 1/15/14		5,955,000	5,911,707
Vitro 11.75% 11/1/13		3,732,000	3,601,380
Vought Aircraft Industries 8.00% 7/15/11		3,130,000	2,903,075
			53,454,161
Communications – 5.98%
*AT&T 5.60% 5/15/18		7,875,000	7,748,717
AT&T Wireless 8.125% 5/1/12		6,831,000	7,501,647
•Centennial Communications 8.541% 1/1/13		1,101,000	1,102,376
*Charter Communications Holdings 8.75% 11/15/13		4,785,000	4,450,050
*#Charter Communications Operating 144A 10.875% 9/15/14		11,500,000	12,017,499
Cincinnati Bell 7.00% 2/15/15		1,160,000	1,081,700
Citizens Communications 7.125% 3/15/19		5,773,000	5,109,105
*Clear Channel Communications 5.50% 9/15/14		1,480,000	807,507
Comcast
•3.088% 7/14/09		1,348,000	1,332,435
5.875% 2/15/18		4,340,000	4,186,403
6.30% 11/15/17		2,710,000	2,695,412
Cricket Communications 9.375% 11/1/14		4,790,000	4,718,150
CSC Holdings 6.75% 4/15/12		3,700,000	3,542,750
#CSC Holdings 144A 8.50% 6/15/15		1,735,000	1,717,650
Dex Media West 9.875% 8/15/13		3,084,000	2,428,650
#Digicel 144A 9.25% 9/1/12		6,683,000	6,850,075
#DirecTV Holdings 144A 7.625% 5/15/16		7,460,000	7,441,350
#Expedia 144A 8.50% 7/1/16		710,000	678,050
Grupo Televisa 8.49% 5/11/37	MXN	53,600,000	4,495,638
Hughes Network Systems 9.50% 4/15/14	USD	1,449,000	1,472,546
ΩInmarsat Finance 10.375% 11/15/12		12,021,000	12,141,209

Intelsat Bermuda 11.25% 6/15/16	5,184,000	5,404,320
Lamar Media
6.625% 8/15/15	1,076,000	973,780
*6.625% 8/15/15	3,125,000	2,828,125
#LBI Media 144A 8.50% 8/1/17	741,000	571,496
Lucent Technologies 6.45% 3/15/29	1,687,000	1,197,770
MetroPCS Wireless 9.25% 11/1/14	7,008,000	6,832,800
#Nordic Telephone Holdings 144A 8.875% 5/1/16	800,000	776,000
Nortel Networks
•7.041% 7/15/11	4,364,000	4,134,890
*10.75% 7/15/16	4,525,000	4,457,125
#Nortel Networks 144A 10.75% 7/15/16	3,140,000	3,092,900
PAETEC Holding 9.50% 7/15/15	1,147,000	1,050,939
Quebecor Media 7.75% 3/15/16	2,194,000	2,034,935
Qwest
6.50% 6/1/17	450,000	372,375
7.50% 10/1/14	765,000	705,713
Qwest Capital Funding 7.25% 2/15/11	2,310,000	2,211,825
Rogers Communications 6.80% 8/15/18	8,175,000	8,200,670
•Rural Cellular 8.623% 11/1/12	810,000	820,125
Sprint Capital 8.375% 3/15/12	11,959,000	11,758,710
Telecom Italia Capital
4.00% 1/15/10	3,498,000	3,446,646
7.721% 6/4/38	2,435,000	2,403,851
Telefonica Emisiones 5.984% 6/20/11	1,029,000	1,042,055
Thomson Reuters
5.95% 7/15/13	3,060,000	3,095,322
*6.50% 7/15/18	4,105,000	4,117,898
Time Warner Cable 7.30% 7/1/38	3,070,000	3,078,627
Time Warner Telecom Holdings 9.25% 2/15/14	1,086,000	1,107,720
Univision Communications 7.85% 7/15/11	1,080,000	1,001,700
Verizon Communications 5.55% 2/15/16	6,790,000	6,612,537
Viacom
•3.126% 6/16/09	1,202,000	1,194,233
5.75% 4/30/11	988,000	979,348
#Videotron 144A 9.125% 4/15/18	1,810,000	1,895,975
*#Vimpelcom 144A 9.125% 4/30/18	14,855,000	14,551,808
Virgin Media Finance 8.75% 4/15/14	5,045,000	4,729,688
#Vivendi 144A 6.625% 4/4/18	6,929,000	6,768,698
Windstream 8.125% 8/1/13	5,868,000	5,956,020
*#XM Satellite Radio 144A 13.00% 8/1/13	1,210,000	1,110,175
		214,035,718
Consumer Cyclical – 2.70%
Centex 4.55% 11/1/10	1,185,000	1,051,688
Corrections Corporation of America 6.25% 3/15/13	880,000	864,600
CVS Caremark
4.875% 9/15/14	3,423,000	3,293,296
5.75% 6/1/17	2,990,000	2,928,077
•Daimler Finance North America 3.234% 8/3/09	3,062,000	3,038,386
*Dollar General 10.625% 7/15/15	5,390,000	5,457,375
DR Horton 7.875% 8/15/11	2,085,000	1,918,200
Ford Motor 7.45% 7/16/31	5,588,000	2,933,700
Ford Motor Credit 7.80% 6/1/12	9,177,000	6,897,561
#Galaxy Entertainment Finance 144A
•8.133% 12/15/10	3,335,000	3,234,950
9.875% 12/15/12	2,749,000	2,666,530
Gaylord Entertainment 8.00% 11/15/13	2,018,000	1,886,830
General Motors
6.85% 10/15/08	500,000	492,500
*7.20% 1/15/11	2,390,000	1,577,400
*8.375% 7/15/33	7,598,000	3,780,005
Global Cash Access/Finance 8.75% 3/15/12	2,379,000	2,331,420
GMAC
•3.926% 5/15/09	6,295,000	5,572,579
6.875% 8/28/12	10,223,000	6,420,984
Goodyear Tire & Rubber 9.00% 7/1/15	1,190,000	1,204,875
Harrah's Operating 5.50% 7/1/10	3,479,000	3,044,125
Lear 8.75% 12/1/16	3,862,000	3,070,290
MGM MIRAGE 7.50% 6/1/16	2,640,000	2,118,600
*Neiman Marcus Group 10.375% 10/15/15	5,595,000	5,511,075

*Park Place Entertainment 7.875% 3/15/10		1,379,000	1,223,863
Penney (J.C.) 7.375% 8/15/08		1,931,000	1,932,292
Pinnacle Entertainment 8.75% 10/1/13		1,525,000	1,464,000
#Pokagon Gaming Authority 144A 10.375% 6/15/14		3,319,000	3,435,165
Ryland Group 6.875% 6/15/13		2,340,000	2,106,000
Sonic Automotive 8.625% 8/15/13		1,060,000	853,300
*Tenneco 8.625% 11/15/14		2,140,000	1,808,300
Toll Brothers
*8.25% 2/1/11		2,940,000	2,822,400
8.25% 12/1/11		830,000	790,575
*Travelport 9.875% 9/1/14		1,975,000	1,668,875
#TRW Automotive 144A 7.00% 3/15/14		1,260,000	1,118,250
VF 5.95% 11/1/17		1,965,000	1,936,714
Wal-Mart Stores 6.20% 4/15/38		4,000,000	3,922,432
			96,377,212
Consumer Non-Cyclical – 3.19%
ACCO Brands 7.625% 8/15/15		683,000	597,625
Advanced Medical Optics 7.50% 5/1/17		2,447,000	2,214,535
AmBev International Finance 9.50% 7/24/17	BRL	950,000	499,505
#AmBev International Finance 144A 9.50% 7/24/17	BRL	4,634,000	2,429,125
Amgen 5.85% 6/1/17	USD	3,628,000	3,638,801
*Aramark 8.50% 2/1/15		4,858,000	4,864,073
AstraZeneca 5.90% 9/15/17		2,676,000	2,756,360
*#Bausch & Lomb 144A 9.875% 11/1/15		8,876,000	9,120,089
Biomet 10.00% 10/15/17		2,170,000	2,343,600
*Chiquita Brands International 8.875% 12/1/15		2,305,000	1,965,013
Community Health Systems 8.875% 7/15/15		3,300,000	3,341,250
*Constellation Brands 8.125% 1/15/12		1,758,000	1,771,185
Covidien International Finance
6.00% 10/15/17		5,467,000	5,479,437
6.55% 10/15/37		1,636,000	1,594,091
CRC Health 10.75% 2/1/16		1,199,000	953,205
Del Monte
*6.75% 2/15/15		412,000	387,280
8.625% 12/15/12		321,000	329,828
Delhaize America 9.00% 4/15/31		2,122,000	2,444,364
Diageo Capital 5.75% 10/23/17		3,103,000	3,034,607
#Dr Pepper Snapple Group 144A 6.82% 5/1/18		6,650,000	6,698,378
GlaxoSmithKline Capital 5.65% 5/15/18		5,770,000	5,780,149
HCA 9.25% 11/15/16		11,426,000	11,797,344
HCA PIK 9.625% 11/15/16		1,988,000	2,052,610
•*HealthSouth 9.133% 6/15/14		3,650,000	3,732,125
Iron Mountain
6.625% 1/1/16		861,000	809,340
8.00% 6/15/20		2,800,000	2,737,000
*Jarden 7.50% 5/1/17		2,206,000	1,930,250
Kellogg 5.125% 12/3/12		1,301,000	1,316,499
Kraft Foods
4.125% 11/12/09		124,000	123,603
6.125% 2/1/18		6,447,000	6,311,097
National Beef Packing 10.50% 8/1/11		1,349,000	1,355,745
Quest Diagnostic 5.45% 11/1/15		4,680,000	4,461,865
Schering-Plough 6.00% 9/15/17		2,103,000	2,080,214
Select Medical 7.625% 2/1/15		2,715,000	2,355,263
#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20		855,000	826,494
8.03% 10/1/20		590,000	577,586
*Universal Hospital Services PIK 8.50% 6/1/15		1,387,000	1,393,935
Visant Holding 8.75% 12/1/13		875,000	837,813
Wyeth 5.50% 2/1/14		6,981,000	7,071,424
			114,012,707
Electric – 1.94%
AES
7.75% 3/1/14		308,000	307,230
8.00% 10/15/17		854,000	845,460
#AES 144A
8.00% 6/1/20		3,540,000	3,424,950
8.75% 5/15/13		487,000	507,698
Baltimore Gas & Electric 6.125% 7/1/13		2,355,000	2,387,318
Columbus Southern Power 6.05% 5/1/18		1,709,000	1,701,858

Commonwealth Edison 6.15% 9/15/17	1,599,000	1,598,210
Connecticut Light & Power 5.65% 5/1/18	2,055,000	2,025,203
Detroit Edison 5.60% 6/15/18	1,894,000	1,874,655
Dominion Resource 6.40% 6/15/18	3,652,000	3,716,786
Duquense Light Holdings 5.50% 8/15/15	3,168,000	2,923,186
Edison Mission Energy 7.625% 5/15/27	3,733,000	3,303,705
Elwood Energy 8.159% 7/5/26	1,897,233	1,843,070
Florida Power 6.40% 6/15/38	2,795,000	2,820,446
Illinois Power 6.125% 11/15/17	1,905,000	1,816,589
ISA Capital do Brasil
7.875% 1/30/12	685,000	714,113
8.80% 1/30/17	200,000	210,500
#ISA Capital do Brasil 144A
7.875% 1/30/12	3,235,000	3,372,488
8.80% 1/30/17	1,715,000	1,805,038
#Korea Southern Power 144A 5.375% 4/18/13	3,589,000	3,515,418
Midamerican Funding 6.75% 3/1/11	130,000	136,854
Midwest Generation 8.30% 7/2/09	522,404	528,934
Mirant North America 7.375% 12/31/13	2,151,000	2,161,755
NRG Energy 7.375% 2/1/16	4,453,000	4,330,543
Orion Power Holdings 12.00% 5/1/10	2,020,000	2,186,650
Peco Energy 5.35% 3/1/18	1,578,000	1,547,172
#Power Contract Financing 144A 6.256% 2/1/10	434,201	439,549
#Texas Competitive Electric Holdings 144A 10.25% 11/1/15	14,390,000	14,461,949
Union Electric 6.70% 2/1/19	1,500,000	1,516,182
#West Penn Power 144A 5.95% 12/15/17	1,442,000	1,431,071
		69,454,580
Energy – 2.54%
Chesapeake Energy
6.375% 6/15/15	154,000	146,300
6.625% 1/15/16	3,774,000	3,641,910
Complete Production Service 8.00% 12/15/16	810,000	807,975
Compton Petroleum Finance 7.625% 12/1/13	2,507,000	2,456,860
#Connacher Oil & Gas 144A 10.25% 12/15/15	3,130,000	3,294,325
#Copano Energy 144A 7.75% 6/1/18	1,095,000	1,042,988
Dynergy Holdings 7.75% 6/1/19	7,945,000	7,349,124
#Enbridge Energy 144A 6.50% 4/15/18	7,600,000	7,568,869
Energy Partners 9.75% 4/15/14	795,000	735,375
Enterprise Products Operating
6.50% 1/31/19	2,398,000	2,415,172
•*8.375% 8/1/66	1,433,000	1,402,062
Geophysique-Veritas
7.50% 5/15/15	355,000	353,225
7.75% 5/15/17	1,114,000	1,111,215
#Helix Energy Solutions Group 144A 9.50% 1/15/16	7,206,000	7,242,029
#Hilcorp Energy I 144A
7.75% 11/1/15	2,239,000	2,065,478
9.00% 6/1/16	1,277,000	1,257,845
#Key Energy Services 144A 8.375% 12/1/14	863,000	871,630
#Lukoil International Finance 144A 6.356% 6/7/17	2,265,000	2,032,838
Mariner Energy 8.00% 5/15/17	1,775,000	1,681,813
#MarkWest Energy Partners 144A 8.75% 4/15/18	1,715,000	1,715,000
OPTI Canada
7.875% 12/15/14	783,000	781,043
8.25% 12/15/14	2,416,000	2,446,200
Petro-Canada 6.05% 5/15/18	4,145,000	4,073,868
PetroHawk Energy 9.125% 7/15/13	1,782,000	1,813,185
#PetroHawk Energy 144A 7.875% 6/1/15	1,365,000	1,327,463
Petroleum Development 12.00% 2/15/18	1,450,000	1,544,250
#Plains All American Pipeline 144A 6.50% 5/1/18	4,900,000	4,852,342
Plains Exploration & Production
7.00% 3/15/17	1,518,000	1,426,920
*7.625% 6/1/18	4,925,000	4,801,875
Range Resources 7.25% 5/1/18	1,115,000	1,092,700
#Ras Laffan Liquefied Natural Gas III 144A
5.832% 9/30/16	1,285,000	1,254,490
5.838% 9/30/27	1,475,000	1,274,027
Siberian Oil 10.75% 1/15/09	70,000	71,750

Suncor Energy
6.10% 6/1/18		2,935,000	2,944,151
6.50% 6/15/38		1,359,000	1,306,869
TNK-BP Finance 7.875% 3/13/18		3,399,000	3,144,075
Weatherford International
6.00% 3/15/18		1,745,000	1,725,477
6.35% 6/15/17		1,145,000	1,159,966
Whiting Petroleum 7.25% 5/1/13		3,391,000	3,331,658
Williams 7.50% 1/15/31		1,219,000	1,246,428
			90,810,770
Finance Companies – 1.26%
Capmark Financial Group 6.30% 5/10/17		2,663,000	1,565,998
Cardtronics
9.25% 8/15/13		2,523,000	2,384,235
9.25% 8/15/13		177,000	165,053
FTI Consulting 7.625% 6/15/13		3,159,000	3,222,180
General Electric Capital
5.125% 1/28/14	SEK	18,100,000	2,902,441
5.875% 1/14/38	USD	6,395,000	5,761,792
•6.51% 2/2/11	NOK	22,500,000	4,352,005
General Electric Capital UK Funding 4.625% 1/18/16	GBP	1,497,000	2,620,676
•HSBC Financial 3.457% 4/24/10	CAD	2,142,000	2,052,446
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	1,975,000	1,620,973
International Lease Finance
5.35% 3/1/12		2,495,000	2,175,523
5.875% 5/1/13		1,413,000	1,203,114
6.375% 3/25/13		4,470,000	3,867,815
6.625% 11/15/13		4,140,000	3,710,723
#Lender Process Services 144A 8.125% 7/1/16		940,000	943,525
Leucadia National 8.125% 9/15/15		915,000	916,144
#Nuveen Investments 144A 10.50% 11/15/15		2,636,000	2,385,580
Washington Mutual
*5.25% 9/15/17		1,663,000	1,049,373
5.50% 8/24/11		1,714,000	1,183,416
•#Xstrata Finance 144A 3.035% 11/13/09		945,000	924,294
			45,007,306
Industrials – 0.06%
*Sally Holdings 10.50% 11/15/16		2,080,000	2,012,400
			2,012,400
Insurance – 1.40%
•#American International Group 144A 8.175% 5/15/58		840,000	754,512
#Berkshire Hathaway Finance 144A 5.40% 5/15/18		2,685,000	2,644,999
•*Hartford Financial Services Group 8.125% 6/15/38		14,225,000	13,682,914
@#Max USA Holdings 144A 7.20% 4/14/17		2,309,000	2,340,601
•#Metlife Capital Trust X 144A 9.25% 4/8/38		12,000,000	12,204,504
#Metropolitan Life Global Funding I 144A 4.25% 7/30/09		1,424,000	1,411,920
P@Montpelier Re Holdings 6.125% 8/15/13		618,000	604,704
w•@#Twin Reefs Pass Through Trust 144A 3.459% 12/31/49		1,900,000	192,375
UnitedHealth Group
5.50% 11/15/12		4,739,000	4,658,148
5.80% 3/15/36		2,739,000	2,168,825
Unitrin 6.00% 5/15/17		2,548,000	2,115,880
WellPoint
5.00% 1/15/11		3,370,000	3,335,801
5.00% 12/15/14		2,676,000	2,495,126
•#White Mountains Re Group 144A 7.506% 5/29/49		1,892,000	1,445,259
			50,055,568
Natural Gas – 0.52%
AmeriGas Partners 7.125% 5/20/16		1,482,000	1,352,325
Centerpoint Energy Resources 6.00% 5/15/18		3,045,000	2,902,735
El Paso
6.875% 6/15/14		1,382,000	1,385,596
7.00% 6/15/17		1,186,000	1,193,258
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		1,033,000	1,050,485
Ferrellgas Finance Escrow 6.75% 5/1/14		1,610,000	1,368,500
Inergy Finance
6.875% 12/15/14		571,000	516,755
8.25% 3/1/16		501,000	484,718
#Inergy Finance 144A 8.25% 3/1/16		735,000	711,113
Kinder Morgan 6.95% 1/15/38		4,040,000	3,997,321

Regency Energy Partners 8.375% 12/15/13		1,300,000	1,332,500
Valero Energy
6.125% 6/15/17		2,153,000	2,071,414
6.625% 6/15/37		357,000	318,179
			18,684,899
Real Estate – 0.27%
Host Hotels & Resorts 7.125% 11/1/13		3,600,000	3,330,001
iStar Financial
5.15% 3/1/12		1,215,000	881,541
5.875% 3/15/16		3,741,000	2,509,938
Regency Centers 5.875% 6/15/17		1,668,000	1,539,260
•#USB Realty 144A 6.091% 12/22/49		2,400,000	1,561,202
			9,821,942
Technology – 0.83%
Freescale Semiconductor
•6.675% 12/15/14		1,615,000	1,271,813
8.875% 12/15/14		3,705,000	3,158,513
International Business Machines 4.00% 11/11/11	EUR	2,700,000	4,065,841
Oracle 5.75% 4/15/18	USD	5,341,000	5,338,462
Sungard Data Systems
9.125% 8/15/13		2,159,000	2,218,373
10.25% 8/15/15		9,757,000	9,952,139
Xerox 5.50% 5/15/12		3,734,000	3,671,594
			29,676,735
Transportation – 0.68%
Burlington North Santa Fe
5.65% 5/1/17		2,220,000	2,159,443
5.75% 3/15/18		3,936,000	3,849,192
#DP World 144A 6.85% 7/2/37		2,610,000	2,194,496
Hertz 8.875% 1/1/14		1,597,000	1,473,233
Kansas City Southern de Mexico 9.375% 5/1/12		2,161,000	2,242,038
Norfolk Southern 5.75% 4/1/18		5,587,000	5,468,610
Northwest Airlines 10.00% 2/1/09		425,000	3,188
Red Arrow International Leasing 8.375% 6/30/12	RUB	147,709,468	6,239,380
Seabulk International 9.50% 8/15/13	USD	610,000	642,788
			24,272,368
Total Corporate Bonds (cost $1,120,617,381)			1,076,879,721

Foreign Agencies – 1.21%Δ
France – 0.11%
France Telecom 7.75% 3/1/11		3,584,000	3,819,114
			3,819,114
Germany – 0.92%
KFW
3.50% 7/4/21	EUR	6,572,000	8,944,475
4.125% 7/4/17	EUR	10,639,000	15,841,156
8.00% 12/21/12	NZD	6,890,000	5,216,848
Rentenbank 1.375% 4/25/13	JPY	315,000,000	2,916,792
			32,919,271
Republic of Korea – 0.12%
Korea Development Bank 5.30% 1/17/13	USD	4,455,000	4,411,813
			4,411,813
United Arabic Emirates – 0.06%
#Taqa Abu Dhabi National Energy 144A 7.25% 8/1/18		2,155,000	2,194,620
			2,194,620
Total Foreign Agencies (cost $40,625,287)			43,344,818

Municipal Bonds – 0.97%
California State
5.00% 2/1/33		75,000	73,444
§5.00% 2/1/33-14		80,000	87,475
California State University Systemwide Revenue 5.00% 11/1/30 (AMBAC)		385,000	382,925
Massachusetts Bay Transportation Authority 5.00% 7/1/19		1,970,000	2,124,704
Massachusetts Health & Education Facilities Authority Revenue Series A 5.00% 7/15/36		1,195,000	1,216,749
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		335,000	314,846
New York State Urban Development Income Series A-1 5.25% 3/15/34 (FGIC)		445,000	453,971
North Texas Tollway Authority Series A
5.50% 1/1/18		1,575,000	1,678,556
6.00% 1/1/19		785,000	857,526
6.00% 1/1/20		3,940,000	4,257,446

Oregon State Taxable Pension 5.892% 6/1/27	305,000	314,177
Portland, Oregon Sewer System Revenue Series A 5.00% 6/15/18	4,570,000	4,972,983
Texas Transportation Community Mobility 5.00% 4/1/19	6,200,000	6,626,002
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18	3,155,000	3,439,644
5.00% 11/15/19	3,155,000	3,386,072
University of Texas Financing Authority Series A 5.25% 8/15/18	1,970,000	2,180,692
West Virginia Economic Development Authority 5.37% 7/1/20 (MBIA)	90,000	85,151
West Virginia Tobacco Settlement Finance Authority 7.467% 6/1/47	2,660,000	2,367,161
Total Municipal Bonds (cost $35,025,789)		34,819,524

Non-Agency Asset-Backed Securities – 6.29%
Ameriquest Mortgage Securities Series 2003-8 AF4 5.32% 10/25/33	102,604	90,887
•Bank of America Credit Card Trust
Series 2006-A10 A10 2.44% 2/15/12	20,255,000	20,126,077
Series 2007-A2 A2 2.48% 6/17/13	15,200,000	14,871,780
Series 2008-A5 A5 3.66% 12/16/13	7,970,000	8,004,952
Series 2008-A7 A7 3.16% 12/15/14	9,000,000	8,766,684
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	3,650,000	3,586,184
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	7,600,000	7,727,083
Series 2008-1 A3A 3.86% 8/15/12	3,070,000	3,057,669
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20	4,055,000	3,861,509
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	1,350,000	1,371,405
Series 2008-A A3 4.94% 4/25/14	6,180,000	6,211,835
@#Cendant Timeshare Receivables Funding Series 2004-1A A1 144A 3.67% 5/20/16	105,541	92,068
Chase Issuance Trust
•Series 2005-A8 2.50% 10/15/12	8,400,000	8,263,927
•Series 2007-A11 A11 2.46% 7/16/12	21,500,000	21,156,556
•Series 2008-A6 A 3.66% 5/15/15	7,000,000	7,052,460
Series 2008-A9 A9 4.26% 5/15/13	3,700,000	3,670,196
Citibank Credit Card Issuance Trust
Series 2007-A3 A3 6.15% 6/15/39	6,085,000	5,903,276
•Series 2007-A6 A6 2.778% 7/12/12	44,000,000	43,263,432
Citicorp Mortgage Securities Series 2006-3 A5 5.948% 11/25/36	5,800,000	5,082,174
Citifinancial Mortgage Securities Series 2003-2 AF4 4.098% 5/25/33	386,906	319,259
CNH Equipment Trust
Series 2007-B A3A 5.40% 10/17/11	1,420,000	1,441,834
•Series 2007-B A3B 3.06% 10/17/11	400,000	397,257
•Series 2007-C A2 3.31% 9/15/10	1,910,000	1,912,717
Series 2008-A A4A 4.93% 8/15/14	2,285,000	2,265,532
Series 2008-A3 4.12% 5/15/12	1,440,000	1,440,396
Series 2008-B A3A 4.78% 7/16/12	2,350,000	2,354,881
•Countrywide Asset-Backed Certificates
Series 2005-7 AF3 4.454% 10/25/35	100,000	99,041
Series 2006-15 A3 5.689% 10/25/46	110,000	98,319
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	3,270,000	3,282,293
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	5,280,000	4,927,176
Series 2008-A4 A4 5.65% 12/15/15	1,175,000	1,204,054
#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	6,755,000	5,501,799
Ford Credit Auto Owner Trust Series 2007-B A3A 5.15% 11/15/11	2,645,000	2,693,589
•P@GMAC Mortgage Loan Trust Series 2006-HE3 A2 5.75% 10/25/36	705,000	515,894
•#Golden Credit Card Trust Series 2008-3 A 144A 3.46% 7/15/17	3,500,000	3,500,000
#Harley-Davidson Motorcycle Trust Series 2006-1 A2 144A 5.04% 10/15/12	2,033,470	2,057,450
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	1,350,000	1,376,091
Series 2008-A A3 4.93% 12/17/12	2,710,000	2,716,233
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	2,835,000	2,841,564
•@#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	802,141	709,895
•MBNA Credit Card Master Note Trust Series 2005-A4 2.50% 11/15/12	2,350,000	2,315,092
•P@Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 2.621% 3/25/37	30,000	23,333
Mid-State Trust
Series 11 A1 4.864% 7/15/38	114,645	104,301
Series 2004-1 A 6.005% 8/15/37	143,166	139,769
Series 2005-1 A 5.745% 1/15/40	787,764	714,649
#Series 2006-1 A 144A 5.787% 10/15/40	434,806	410,987

Renaissance Home Equity Loan Trust
Series 2005-4 A3 5.565% 2/25/36	122,397	118,483
P@Series 2006-1 AF3 5.608% 5/25/36	110,000	107,742
Series 2007-1 AF2 5.512% 4/25/37	200,000	192,587
P@Series 2007-2 AF2 5.675% 6/25/37	105,000	94,565
•Residential Asset Securities
Series 2003-KS9 AI6 4.71% 11/25/33	76,884	58,324
P@Series 2006-KS3 AI3 2.631% 4/25/36	180,000	165,904
•P@Residential Funding Mortgage Securities II Series 2003-HS2 AI3 3.17% 3/25/18	481,706	480,214
RSB Bondco Series 2007-A A2 5.72% 4/1/18	2,050,000	2,069,171
@#Sail Net Interest Margin Notes Series 2003-10A A 144A 7.50% 10/27/33	12,766	1
•#Sovereign Dealer Floor Plan Master Series 2006-1 A 144A 2.51% 8/15/11	1,000,000	970,000
P@Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	520,330	428,204
Triad Auto Receivables Owner Trust Series 2006-C A4 5.31% 5/13/13	230,000	206,200
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 10/15/12	2,500,000	2,497,847
Total Non-Agency Asset-Backed Securities (cost $227,953,205)		224,912,801
Non-Agency Collateralized Mortgage Obligations – 6.04%
•ARM Trust Series 2005-10 3A11 5.417% 1/25/36	3,217,335	2,839,456
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35	174,246	150,670
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	423,201	391,197
Series 2004-2 1A1 6.00% 3/25/34	347,267	321,005
Series 2004-10 1CB1 6.00% 11/25/34	995,373	920,098
Series 2004-11 1CB1 6.00% 12/25/34	219,914	203,283
Series 2005-3 2A1 5.50% 4/25/20	780,688	777,760
Series 2005-5 2CB1 6.00% 6/25/35	1,427,460	1,376,606
Series 2005-6 7A1 5.50% 7/25/20	2,064,520	2,009,036
Series 2005-9 5A1 5.50% 10/25/20	1,836,313	1,829,427
•Series 2005-I 4A1 5.269% 10/25/35	61,827	53,949
Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	3,424,351	3,323,762
Series 2006-5 2A10 5.75% 9/25/36	4,800,000	4,604,302
•P@Bank of America Funding Securities Series 2006-F 1A2 5.179% 7/20/36	84,495	64,735
Bank of America Mortgage Securities
•Series 2003-D 1A2 5.372% 5/25/33	1,151	1,147
•Series 2003-E 2A2 4.71% 6/25/33	333,235	334,015
•Series 2004-D 1A1 4.962% 5/25/34	9,442	9,105
Series 2005-9 2A1 4.75% 10/25/20	729,307	705,148
•Series 2005-A 1A1 6.276% 2/25/35	69,943	65,333
Series 2007-3 1A1 6.00% 9/25/37	194,707	185,337
•Bear Stearns ARM Trust
Series 2003-7 9A 4.745% 10/25/33	2,584,023	2,365,156
Series 2007-3 1A1 5.473% 5/25/47	6,175,981	5,459,294
Bear Stearns Asset-Backed Securities Series 2005-AC8 A5 5.50% 11/25/35	1,806,523	1,551,827
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	1,142,170	1,095,769
Citicorp Mortgage Securities
Series 2006-3 1A4 6.00% 6/25/36	3,455,000	3,031,147
Series 2006-3 1A9 5.75% 6/25/36	85,000	73,223
•Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.083% 8/25/34	4,872,857	4,403,170
Series 2007-AR5 1AB 5.613% 4/25/37	4,697,850	3,367,388
Series 2007-AR8 1A3A 6.052% 8/25/37	3,823,123	3,215,902
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	2,724,924	2,464,353
•Series 2004-J7 1A2 4.673% 8/25/34	76,060	74,768
Series 2004-J8 1A1 7.00% 9/25/34	205,831	194,574
Series 2005-1CB 2A2 5.50% 3/25/35	110,277	105,192
Series 2005-57CB 4A3 5.50% 12/25/35	1,048,350	999,629
•P@Series 2005-63 3A1 5.89% 11/25/35	1,986,124	1,502,308
Series 2005-85CB 2A2 5.50% 2/25/36	16,132	14,663
Series 2006-2CB A3 5.50% 3/25/36	1,687,289	1,573,107
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.81% 5/25/33	115,836	110,071
•P@Series 2004-12 1M 4.732% 8/25/34	466,462	272,055
•Series 2004-HYB2 2A 5.709% 7/20/34	314,246	296,447
•P@Series 2004-HYB4 M 4.574% 9/20/34	1,661,415	1,352,568
•Series 2004-HYB5 3A1 5.903% 4/20/35	286,660	251,535
Series 2005-23 A1 5.50% 11/25/35	6,748,117	6,501,392
•Series 2005-HYB8 4A1 5.607% 12/20/35	82,127	59,021
Series 2006-1 A2 6.00% 3/25/36	1,585,204	1,512,879
Series 2006-1 A3 6.00% 3/25/36	587,113	569,132
Series 2006-17 A5 6.00% 12/25/36	1,460,101	1,462,395
•Series 2006-HYB1 3A1 5.27% 3/20/36	2,854,423	2,073,673
•P@Series 2006-HYB3 3A1A 6.07% 5/25/36	1,757,316	1,505,671
•P@Series 2006-HYB4 1A2 5.618% 6/20/36	253,617	206,037

Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	257,203	243,137
Series 2004-1 3A1 7.00% 2/25/34	112,179	103,800
Deutsche Securities Alternative Loan Trust Series 2003-4XS A6A 4.82% 10/25/33	205,554	191,100
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	95,534	96,317
Series 2004-5 2A1 6.25% 8/25/17	454,250	443,604
•First Horizon Asset Securities
Series 2004-AR5 4A1 5.70% 10/25/34	663,512	584,811
Series 2007-AR2 1A1 5.849% 4/5/00	4,871,747	4,602,715
Series 2007-AR3 2A2 6.303% 11/25/37	8,288,174	7,147,357
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.178% 5/25/35	2,410,811	2,102,146
#GSMPS Mortgage Loan Trust 144A
•Series 1998-3 A 7.75% 9/19/27	119,027	118,321
•Series 1999-3 A 8.00% 8/19/29	161,834	175,101
Series 2005-RP1 1A3 8.00% 1/25/35	1,466,167	1,463,147
Series 2005-RP1 1A4 8.50% 1/25/35	567,316	575,211
Series 2006-RP1 1A2 7.50% 1/25/36	1,149,437	1,188,466
Series 2006-RP1 1A3 8.00% 1/25/36	503,153	546,607
GSR Mortgage Home Loan Trust
Series 2004-2F 9A1 6.00% 9/25/19	5,024	5,063
•Series 2004-9 4A1 4.048% 8/25/34	387,286	352,854
Series 2006-1F 5A2 6.00% 2/25/36	1,039,625	1,023,381
•Series 2006-AR1 3A1 5.377% 1/25/36	1,694,353	1,459,649
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.837% 12/25/35	82,792	61,537
•JPMorgan Mortgage Trust
Series 2004-A6 1A2 4.852% 12/25/34	1,512,816	1,378,203
Series 2005-A1 4A1 4.777% 2/25/35	1,263,247	1,124,237
Series 2005-A4 1A1 5.399% 7/25/35	1,288,441	1,142,958
Series 2005-A6 1A2 5.137% 9/25/35	3,055,000	2,555,138
Series 2005-A8 2A1 4.949% 11/25/35	6,379,725	6,140,206
Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	2,569,132	2,472,109
Series 2006-1 3A3 5.50% 2/25/36	356,342	339,704
•MASTR ARM Trust
Series 2003-6 1A2 6.70% 12/25/33	63,840	62,445
Series 2004-10 2A2 6.787% 10/25/34	139,881	111,464
P@Series 2005-1 B1 5.565% 3/25/35	716,400	489,156
Series 2005-6 7A1 5.331% 6/25/35	1,114,229	983,126
Series 2006-2 4A1 4.98% 2/25/36	237,506	201,381
MASTR Alternative Loans Trust
Series 2003-6 3A1 8.00% 9/25/33	47,503	49,669
Series 2003-9 1A1 5.50% 12/25/18	342,061	337,144
Series 2005-3 7A1 6.00% 4/25/35	137,833	127,409
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	805,167	822,278
Series 2005-2 1A4 8.00% 5/25/35	1,361,231	1,398,640
Morgan Stanley Mortgage Loan Trust Series 2006-2 6A 6.50% 2/25/36	780,260	683,947
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	242,202	219,041
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	127,560	130,377
Series 2004-SL4 A3 6.50% 7/25/32	668,981	633,233
Series 2005-SL1 A2 6.00% 5/25/32	745,242	734,763
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.036% 9/25/36	2,446,889	2,119,723
•Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34	766,876	652,027
P@Series 2005-22 4A2 5.375% 12/25/35	132,000	95,907
P@Series 2006-5 5A4 5.528% 6/25/36	372,900	250,400
Structured Asset Securities
•Series 2002-22H 1A 6.942% 11/25/32	89,703	81,072
Series 2004-12H 1A 6.00% 5/25/34	647,112	585,232
wWashington Mutual Alternative Mortgage Pass Through Certificates
P@Series 2005-1 5A2 6.00% 3/25/35	593,386	554,445
Series 2005-9 3CB 5.50% 10/25/20	2,164,732	2,156,615
Series 2006-2 2CB 6.50% 3/25/36	129,418	94,031
Series 2006-5 2CB3 6.00% 7/25/36	2,733,104	2,580,165

wWashington Mutual Mortgage Pass Through Certificates
Series 2003-S10 A2 5.00% 10/25/18		2,485,248	2,368,354
Series 2004-CB3 1A 6.00% 10/25/34		852,430	817,800
Series 2004-CB3 4A 6.00% 10/25/19		635,671	629,911
•P@Series 2006-AR8 1A5 5.88% 8/25/46		16,397	12,368
•P@Series 2006-AR8 2A3 6.13% 8/25/36		25,508	18,006
•Series 2006-AR10 1A1 5.931%9/25/36		3,602,812	3,153,920
•Series 2006-AR14 1A4 5.645%11/25/36		1,143,109	982,523
•Series 2006-AR14 2A1 5.761% 11/25/36		8,827,734	7,645,825
•Series 2007-HY1 1A1 5.713% 2/25/37		2,770,840	2,159,853
•Series 2007-HY2 3A1 5.93% 9/25/36		138,636	118,951
•Series 2007-HY3 4A1 5.349% 3/25/37		9,185,486	8,026,123
•Series 2007-HY6 2A2 5.284% 6/25/37		5,031,129	4,285,423
•Wells Fargo Mortgage-Backed Securities Trust
Series 2004-E A2 4.50% 5/25/34		104,120	94,914
•Series 2004-EE 2A1 3.991% 12/25/34		815,283	764,278
•Series 2004-O A1 4.885% 8/25/34		13,226,361	11,857,823
•Series 2004-T A1 5.588% 9/25/34		442,957	394,372
Series 2005-12 1A7 5.50% 11/25/35		3,186,078	3,037,727
Series 2005-17 1A2 5.50% 1/25/36		2,458,989	2,344,493
Series 2005-18 1A1 5.50% 1/25/36		2,296,484	2,155,108
•Series 2005-AR16 6A4 5.00% 10/25/35		6,511,500	5,801,360
Series 2006-1 A3 5.00% 3/25/21		2,090,249	1,979,204
Series 2006-2 3A1 5.75% 3/25/36		2,556,308	2,439,676
Series 2006-3 A11 5.50% 3/25/36		6,916,000	6,247,312
Series 2006-4 1A8 5.75% 4/25/36		149,200	146,800
Series 2006-4 2A3 5.75% 4/25/36		848,287	837,844
Series 2006-7 2A1 6.00% 6/25/36		167,668	165,048
•Series 2006-AR5 2A1 5.54% 4/25/36		1,841,844	1,642,307
•Series 2006-AR6 7A1 5.111% 3/25/36		11,353,110	9,599,460
•Series 2006-AR10 5A1 5.595% 7/25/36		2,724,537	2,457,486
•Series 2006-AR11 A7 5.515% 8/25/36		489,510	398,219
•Series 2006-AR12 1A2 6.025% 9/25/36		281,760	236,910
•Series 2006-AR14 2A4 6.085% 10/25/36		1,345,229	965,420
•Series 2006-AR18 2A2 5.717% 11/25/36		3,721,879	2,989,812
•Series 2006-AR19 A1 5.634% 12/25/36		3,563,664	3,054,996
Series 2007-8 2A6 6.00% 7/25/37		990,000	913,367
Series 2007-13 A7 6.00% 9/25/37		3,791,352	3,428,804
Series 2007-14 1A1 6.00% 10/25/37		287,401	255,608
Total Non-Agency Collateralized Mortgage Obligations (cost $235,470,096)			216,047,691

Regional Agencies – 0.62%Δ
Australia – 0.62%
New South Wales Treasury 6.00% 5/1/12	AUD	11,080,000	10,152,870
Queensland Treasury
6.00% 8/14/13	AUD	13,024,000	11,883,387
6.00% 10/14/15	AUD	60,000	54,007
Total Regional Agencies (cost $20,633,742)			22,090,264

Regional Authorities – 0.31%Δ
Canada – 0.31%
Quebec Province
4.50% 12/1/18	CAD	3,774,000	3,700,396
4.625% 5/14/18	USD	7,675,000	7,543,650
Total Regional Authorities (cost $11,404,319)			11,244,046

«Senior Secured Loans – 2.38%
Advanced Medical Term Tranche Loan B 4.519% 4/2/14		1,725,631	1,589,738
Allied Waste North America
4.301% 3/28/14		651,460	641,079
4.34% 3/28/14		1,083,540	1,066,523
Alltel Communication 5.564% 5/15/15		3,019,819	2,989,379
Anchor Glass 7.75% 12/30/15		1,988,393	1,953,596
Aramark 4.676% 1/26/14		108,717	103,719
Aramark Term Tranche Loan B 4.676% 1/26/14		1,711,283	1,634,035
Bausch & Lomb
Term Tranche Loan B 6.051% 4/11/15		1,619,073	1,577,689
Term Tranche Loan DD 6.051% 4/11/15		406,802	396,404
BE Aerospace 5.79% 7/28/14		1,005,000	1,010,025

Calpine 5.676% 3/29/14		1,715,689	1,615,433
Charter Communications Operations 4.899% 3/6/14		1,659,830	1,460,550
CommScope Operating Term Tranche Loan B 5.302% 12/27/14		1,725,663	1,663,107
Community Health Systems
Term Tranche Loan B 4.899% 7/2/14		1,921,717	1,794,403
Term Tranche Loan DD 4.899% 8/25/14		98,283	91,772
Cricket Communications 6.50% 6/16/13		1,730,585	1,698,137
Crown Castle Term Tranche Loan B 4.301% 3/6/14		2,129,068	1,999,557
CSC Holdings 4.206% 3/30/13		2,114,592	2,014,529
Dex Media West Term Tranche Loan B 7.00% 10/30/14		2,080,000	1,997,133
Dr Pepper Snapple Group 4.801% 4/10/13		1,691,182	1,661,586
Energy Futures Holdings 6.199% 10/10/14		3,030,000	2,853,745
Ford Motor Term Tranche Loan B 5.814% 11/29/13		8,873,022	7,018,338
Freescale Semiconductor 4.221% 12/1/13		2,016,405	1,822,780
General Motors Term Tranche Loan B 5.163% 11/17/13		5,045,000	3,976,116
Georgia Pacific Term Tranche Loan B 4.449% 12/20/12		1,664,000	1,572,097
Goodyear Tire & Rubber 4.42% 4/30/14		1,425,000	1,318,125
Graham Packaging International 5.291% 10/7/11		1,659,798	1,586,045
Graphic Packaging International Term Tranche Loan C 5.559% 5/16/14		2,081,700	2,006,082
Hawker Beechcraft 2.701% 3/26/14		78,469	73,761
Hawker Beechcraft Term Tranche Loan B 4.801% 3/26/14		1,343,131	1,252,825
HCA 5.051% 11/18/13		2,333,078	2,198,087
HealthSouth 4.959% 3/10/13		1,640,554	1,553,252
Idearc 4.787% 11/1/14		1,280,500	958,339
Lear Term Tranche Loan B 5.446% 4/25/12		1,420,000	1,308,530
Lender Processing Term Tranche B 5.30% 6/18/14		675,000	676,691
Lyondell Chemical Term Tranche U2 7.00% 12/30/15		1,516,200	1,266,027
MetroPCS Wireless Term Tranche B 5.096% 2/20/14		1,659,777	1,585,095
Momentive Performance Materials Term Tranche Loan B 4.733% 12/4/13		2,080,000	1,865,510
Newpage Term Tranche Loan B 6.551% 12/21/14		1,659,830	1,643,040
Nuveen Investment Term Tranche Loan B 5.483% 11/13/14		2,689,663	2,498,589
Panamsat
Term Tranche Loan BA 5.288% 1/3/14		894,608	848,760
Term Tranche Loan BB 5.288% 1/3/14		894,339	848,504
Term Tranche Loan BC 5.288% 1/3/14		894,339	848,504
Solar Capital 4.508% 2/11/13		1,659,787	1,571,960
Talecris Biotherapeutics 2nd Lien 9.178% 12/6/14		2,085,000	1,915,594
Time Warner Telecom Holdings 4.483% 1/7/13		2,049,660	1,968,104
Univision Communications 5.124% 9/15/14		1,730,000	1,416,438
Windstream Term Tranche Loan B 4.216% 7/17/13		8,009,100	7,750,247
Total Senior Secured Loans (cost $87,091,011)			85,159,579

Sovereign Agencies – 0.21%Δ
Brazil – 0.10%
#Banco Nacional de Desenvolvimento Economico e Social 144A 6.369% 6/16/18		3,360,000	3,402,000
			3,402,000
Norway – 0.11%
Kommunalbanken
4.25% 10/24/11	NOK	15,130,000	2,810,862
8.00% 10/19/10	NZD	1,590,000	1,186,943
			3,997,805
Total Sovereign Agencies (cost $7,104,948)			7,399,805

Sovereign Debt – 12.18%Δ
Argentina – 0.33%
Republic of Argentina 8.28% 12/31/33	USD	15,322,719	11,913,414
			11,913,414
Austria – 0.34%
#Republic of Austria 144A 4.00% 9/15/16	EUR	8,059,000	12,121,693
			12,121,693
Brazil – 1.82%
Federal Republic of Brazil 11.00% 8/17/40	USD	49,138,000	64,923,583
			64,923,583
Canada – 0.09%
Canada Government 4.25% 6/1/18	CAD	3,299,000	3,365,370
			3,365,370

Colombia – 0.83%
Republic of Colombia
*7.375% 1/27/17	USD	12,196,000	13,385,109
8.25% 12/22/14	USD	3,401,000	3,902,648
12.00% 10/22/15	COP	22,161,000,000	12,442,544
			29,730,301
France – 0.39%
France Government O.A.T.
4.00% 10/25/38	EUR	5,125,000	7,033,340
4.00% 4/25/55	EUR	5,061,000	6,833,672
			13,867,012
Germany – 1.05%
Bundesobligation 4.25% 10/12/12	USD	140,000	218,016
Deutschland Republic
4.00% 1/4/18	EUR	9,905,400	15,072,292
4.25% 7/4/17	EUR	7,527,000	11,673,159
6.25% 1/4/24	EUR	5,866,000	10,735,926
			37,699,393
Iceland – 0.33%
Iceland Rikisbref 8.50% 6/12/09	ISK	959,712,000	11,724,906
			11,724,906
Indonesia – 0.66%
Republic of Indonesia
8.50% 10/12/35	USD	2,830,000	3,020,340
10.00% 9/17/24	IDR	14,000,000,000	1,275,818
10.25% 7/15/22	IDR	29,392,000,000	2,788,627
10.25% 7/15/27	IDR	66,120,000,000	6,039,908
11.00% 12/15/12	IDR	96,499,000,000	10,453,885
			23,578,578
Japan – 1.23%
Japan Government
5 yr Bond 1.10% 12/20/12	JPY	157,450,000	1,462,311
5 yr Bond 1.50% 6/20/11	JPY	1,540,400,000	14,524,937
10 yr Bond 1.70% 3/20/17	JPY	200,250,000	1,899,076
20 yr Bond 2.30% 6/20/26	JPY	1,807,950,000	17,129,451
30 yr Bond 2.40% 3/20/37	JPY	404,500,000	3,737,676
Japan Government CPI Linked 10 yr Bond 1.40% 3/10/18	JPY	563,986,900	5,313,166
			44,066,617
Malaysia – 0.34%
Malaysian Government
3.718% 6/15/12	MYR	13,494,000	4,101,161
3.756% 4/28/11	MYR	16,900,000	5,165,789
3.814% 2/15/17	MYR	1,000,000	289,453
7.00% 3/15/09	MYR	7,753,000	2,431,730
			11,988,133
Mexico – 2.15%
Mexican Government
7.25% 12/15/16	MXN	118,512,000	10,662,419
8.00% 12/17/15	MXN	54,921,000	5,202,855
9.00% 12/20/12	MXN	40,407,000	4,048,995
10.00% 12/5/24	MXN	64,342,000	6,938,613
10.00% 11/20/36	MXN	201,849,000	21,961,814
Mexican Government International Bond
*5.625% 1/15/17	USD	25,134,000	25,410,473
6.05% 1/11/40	USD	2,814,000	2,715,510
			76,940,679
Philippines – 0.12%
*Philippines Government 6.375% 1/15/32	USD	4,510,000	4,380,338
			4,380,338
Poland – 0.47%
Poland Government
4.75% 4/25/12	PLN	21,514,000	9,852,119
5.25% 10/25/17	PLN	6,664,000	3,002,609
6.25% 10/24/15	PLN	7,803,000	3,780,020
			16,634,748
Republic of Korea – 0.11%
Government of South Korean 4.25% 12/7/21	EUR	2,996,000	4,038,822
			4,038,822

Russia – 1.02%
Russia Government 7.50% 3/31/30	USD	32,368,085	36,466,370
			36,466,370
Sweden – 0.04%
Sweden Government 5.50% 10/8/12	SEK	9,300,000	1,599,779
			1,599,779
Ukraine – 0.05%
#Ukraine Government 144A 6.75% 11/14/17	USD	2,006,000	1,784,337
			1,784,337
United Arabic Emirates – 0.19%
#Emirate of Abu Dhabi 144A 5.50% 8/2/12	USD	6,600,000	6,767,046
			6,767,046
United Kingdom – 0.62%
#CS International for City of Kyiv Ukraine 144A 8.25% 11/26/12	USD	1,202,000	1,160,892
U.K. Treasury
5.00% 3/7/12	GBP	4,786,600	9,560,517
5.00% 3/7/18	GBP	2,976,700	5,993,781
5.25% 6/7/12	GBP	1,156,000	2,328,051
8.00% 9/27/13	GBP	40,000	90,703
9.00% 7/12/11	GBP	1,317,000	2,905,365
			22,039,309
Total Sovereign Debt (cost $431,547,107)			435,630,428

Supranational Banks – 2.23%
Asia Development Bank 0.50% 10/9/12	AUD	3,023,000	2,177,114
European Bank for Reconstruction & Development
6.50% 12/20/10	RUB	49,350,000	2,135,735
12.50% 3/23/09	ISK	464,600,000	5,862,073
European Investment Bank
1.40% 6/20/17	JPY	798,600,000	7,327,949
4.25% 12/7/10	GBP	2,422,000	4,684,096
4.75% 10/15/17	EUR	4,636,000	7,238,346
7.75% 10/26/10	NZD	9,553,000	7,103,681
11.25% 2/14/13	BRL	14,945,000	9,459,594
Inter-American Development Bank
5.75% 6/15/11	AUD	8,405,000	7,654,474
7.25% 5/24/12	NZD	18,591,000	13,826,340
9.00% 8/6/10	BRL	1,812,000	1,100,428
International Bank for Reconstruction & Development
5.75% 6/25/10	RUB	80,830,000	3,414,815
7.50% 7/30/14	NZD	120,000	90,931
12.25% 8/4/10	BRL	4,984,000	3,190,550
Nordic Investment Bank 1.70% 4/27/17	JPY	490,000,000	4,612,073
Total Supranational Banks (cost $76,746,970)			79,878,199

*U.S. Treasury Obligations – 4.77%
¥U.S. Treasury Bonds 5.00% 5/15/37	USD	4,765,000	5,063,932
U.S. Treasury Inflation Index Notes
1.625% 1/15/15		43,230,795	43,926,552
1.625% 1/15/18		17,419,193	17,366,134
3.00% 7/15/12		1,770,659	1,911,483
3.875% 1/15/09		2,027,075	2,063,025
U.S. Treasury Notes
2.75% 7/31/10		33,940,000	34,088,521
3.375% 7/31/13		52,795,000	53,059,029
U.S. Treasury Notes
3.875% 5/15/18		13,270,000	13,160,111
Total U.S. Treasury Obligations (cost $170,688,331)			170,638,787

		Number of
		Shares
Common Stock – 0.01%
†Bway Holding		22,600	226,451
†Century Communications		7,875,000	-
†Graphic Packaging Holding		95,000	213,750
*†Mirant		732	22,407
P@=†Port Townsend		1,970	20
†Time Warner Cable Class A		23	654
†USgen		255,000	-
Total Common Stock (cost $1,956,110)			463,282

Convertible Preferred Stock – 0.06%
•Citigroup Funding 4.943% exercise price $29.50, expiration date 9/27/08		88,400	1,455,948
General Motors 5.25% exercise price $64.90, expiration date 3/6/32		65,000	800,150
Total Convertible Preferred Stock (cost $3,827,312)			2,256,098

Preferred Stock – 0.49%
•JPMorgan Chase 7.90%		14,030,000	13,016,136
•PNC Funding 8.25%		4,420,000	4,265,301
P@=Port Townsend		394	95,955
Total Preferred Stock (cost $18,449,863)			17,377,392

Warrants – 0.00%
P@=†Port Townsend		394	4
#†Solutia144A, exercise price $7.59, expiration date 7/15/09		147	-
Total Warrants (cost $21,911)			4
		Principal
		Amount°
Repurchase Agreements**– 9.36%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $95,071,387
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $97,012,643)	USD	95,066,000	95,066,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $239,594,709
(collateralized by U.S. Government obligations,
4.00% 7/30/09 - 9/30/09; with market value $244,766,776)		239,581,000	239,581,000
Total Repurchase Agreements (cost $334,647,000)			334,647,000

Total Value of Securities Before Securities Lending Collateral – 104.94%
(cost $3,821,858,663)			3,753,193,536
		Number of
		Shares
Securities Lending Collateral*** – 11.78%
Investment Companies
Mellon GSL DBT II Collateral Fund		421,301,557	421,301,557
Total Securities Lending Collateral (cost $421,301,557)			421,301,557

Total Value of Securities – 116.72%
(cost $4,243,160,220)			4,174,495,093 ©
Obligation to Return Securities Lending Collateral*** – (11.78%)			(421,301,557)
Liabilities Net of Receivables and Other Assets (See Notes) – (4.94%)			(176,643,411)
Net Assets Applicable to 416,417,651 Shares Outstanding – 100.00%			$3,576,550,125

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
COP - Colombian Peso
EUR – European Monetary Unit
GBP – British Pound Sterling
IDR – Indonesian Rupiah
ISK – Iceland Krona
JPY– Japanese Yen
MXN – Mexican Peso
MYR – Malaysia Ringgit
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
USD – United States Dollar

fStep coupon bond. Coupon increases periodically based on a predetermined schedule. Stated rate in effect at July 31, 2008.
•Variable rate security. The rate shown is the rate as of July 31, 2008.
*Fully or partially on loan.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

¥Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At July 31, 2008, the aggregate amount of fair valued securities was $758,650, which represented 0.02% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2008, the aggregate amount of Rule 144A securities was $319,350,376 which represented 8.93% of the Fund’s net assets. See Note 8 in "Notes."
@Illiquid security. At July 31, 2008, the aggregate amount of illiquid securities was $21,553,101 which represented 0.60% of the Fund’s net assets. See Note 8 in “Notes."
PRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At July 31, 2008, the aggregate amount of the restricted securities was $15,796,233 or 0.44% of the Fund's net assets. See Note 8 in "Notes."
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
ΔSecurities have been classified by country of origin.
§Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
†Non income producing security for the period ended July 31, 2008.
**See Note 1 in “Notes.”
***See Note 7 in “Notes.”
©Includes $426,943,337 of securities loaned.

Summary of Abbreviations:
AMBAC – Insured by the AMBAC Assurance Corporation
ARM – Adjustable Rate Mortgage
CBO – Collateralized Bond Obligation
CDS – Credit Default Swap
CPN – Coupon
FGIC – Insured by the Federal Guaranty Insurance Company
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
MBIA – Insured by the Municipal Bond Insurance Association
O.A.T. – Obligation Assimilable au Tresor (Treasury Obligation)
PIK – Pay-In-Kind
RSB - Rate Stabilization Bonds
S.F. – Single Family
TBA – To Be Announced
yr – Year

The following foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts and swap contracts were outstanding at July 31, 2008:

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(31,664,502)	USD	30,597,472	9/30/08	$ 1,031,203
BRL	(15,537,250)	USD	9,748,853	8/29/08	(183,537)
CAD	2,457,406	USD	(2,474,899)	8/29/08	(75,886)
CHF	3,806,438	USD	(3,732,168)	8/29/08	(96,619)
CLP	9,151,603,950	USD	(18,676,743)	8/29/08	(527,807)
COP	1,727,570,000	USD	(6,690,000)	8/29/08	(158,357)
EUR	3,431,243	ISK	(428,227,425)	8/29/08	(47,300)
EUR	4,862,615	ISK	(608,215,876)	8/29/08	(29,092)
EUR	(19,804,520)	USD	30,949,909	9/30/08	166,460
EUR	(15,998,975)	USD	25,036,797	9/30/08	168,552
EUR	(9,215,398)	USD	14,399,612	9/30/08	75,521
EUR	(4,748,501)	USD	7,421,480	9/30/08	40,576
EUR	3,759,768	USD	(5,874,638)	9/30/08	(30,587)
EUR	7,316,454	USD	(11,436,350)	9/30/08	(63,911)
GBP	(5,877,045)	USD	11,683,138	9/30/08	89,575
GBP	(3,319,026)	USD	6,598,840	9/30/08	51,445
GBP	(1,945,810)	USD	3,874,109	9/30/08	35,636
IDR	(4,964,001,500)	USD	7,000,431	9/30/08	(141,597)
ISL	45,637,708	USD	(13,318,288)	8/29/08	(331,122)
JPY	(323,000,000)	USD	2,984,109	8/5/08	(10,383)
JPY	(165,400,122)	USD	1,538,448	8/29/08	2,738
JPY	2,701,160,000	USD	(25,103,717)	8/29/08	(23,946)
JPY	3,598,264,183	USD	(33,701,237)	8/29/08	(292,019)
JPY	3,131,754,197	USD	(29,349,098)	8/29/08	(271,339)
MXN	(209,192,355)	USD	20,383,324	9/30/08	(261,249)
MXN	(252,798,073)	USD	24,738,633	9/30/08	(209,259)
MXN	(34,099,730)	USD	3,340,000	9/30/08	(25,201)
MYR	21,836,160	USD	(6,715,719)	8/29/08	(10,473)
MYR	(8,449,699)	USD	2,607,932	9/30/08	13,293
NOK	3,583,905	USD	(694,286)	9/30/08	742
NOK	44,162,355	USD	(8,549,566)	9/30/08	14,858
NZD	3,956,500	JPY	(312,388,110)	8/29/08	(10,434)
NZD	(21,450,800)	USD	15,753,235	9/30/08	165,536
NZD	(14,256,123)	USD	10,599,428	9/30/08	239,889
PLN	(18,104,545)	USD	8,533,926	8/29/08	(210,377)
PLN	14,397,082	USD	(7,019,654)	8/29/08	(66,016)
RUB	138,710,688	USD	(5,966,693)	8/29/08	(54,252)
SEK	9,050,317	USD	(1,505,914)	8/29/08	(14,092)
SEK	25,559,123	EUR	(2,701,667)	8/29/08	6,164
					$(1,042,667)

Financial Futures Contracts2

					Unrealized
Contracts		Notional	Notional		Appreciation
to Buy (Sell)		Cost (Proceeds)	Value	Expiration Date	(Depreciation)
91	Euro Bond	$15,807,462	$15,967,824	9/8/08	$160,362
16	Japanese Treasury 10 yr Notes	19,997,574	20,230,432	9/10/08	232,858
179	Long Gilt Bond	37,644,162	38,090,888	9/26/08	446,726
6,966	U.S. Treasury 5 yr Notes	769,378,764	775,566,141	9/30/08	6,187,377
(142)	U.S. Treasury Long Bond	(15,970,374)	(16,401,000)	9/19/08	(430,626)
		$826,857,588			$6,596,697

Swap Contracts3
Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclay’s
CDX High Yield 10.1 CDS	$16,360,000	5.00%	6/20/13	$(232,104)
Citigroup Global Markets
CenturyTel 5 yr CDS	9,555,000	1.71%	9/20/13	(31,247)
Goldman Sachs
CDX High Yield 10.1 CDS	27,900,000	5.00%	6/20/13	(174,168)
Kraft Foods 10 yr CDS	6,260,000	0.77%	12/20/17	63,671
JPMorgan Chase
CDX High Yield 10.1 CDS	32,545,000	5.00%	6/20/13	(421,043)
Embarq
6 yr CDS	2,130,000	2.60%	9/20/14	(6,717)
7 yr CDS	2,010,000	0.77%	9/20/14	175,758
Lehman Brothers
Autozone 7 yr CDS	2,600,000	0.445%	6/20/14	66,008
Gannet
6 yr CDS	1,040,000	3.15%	9/20/14	(298)
7 yr CDS	129,000	0.88%	9/20/14	13,887
Home Depot 5 yr CDS	5,925,000	0.50%	9/20/12	180,609
New York Times
6 yr CDS	857,000	3.68%	9/20/14	(2,396)
7 yr CDS	129,000	0.75%	9/20/14	17,219
Sara Lee
6 yr CDS	857,000	0.74%	9/20/14	(2,150)
7 yr CDS	129,000	0.60%	9/20/14	642
Target
4 yr CDS	1,830,000	0.68%	12/20/12	(4,792)
5 yr CDS	3,340,000	0.57%	12/20/12	6,029
Washington Mutual
4 yr CDS	1,815,000	0.85%	9/20/11	451,590
10 yr CDS	1,630,000	3.15%	12/20/17	345,819
	$117,041,000			$446,317
Protection Sold:
Citigroup Global Markets
Plains American CDS	$ 4,190,000	1.33%	9/20/13	$20,095

The use of foreign currency exchange contracts and foreign cross currency exchange contracts, financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 3 in “Notes.”
2 See Note 4 in “Notes.”
3 See Note 6 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware Group Adviser Funds – Delaware Diversified Income Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and asked prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Fund adopted FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$4,247,348,294
Aggregate unrealized appreciation	34,095,069
Aggregate unrealized depreciation	(106,948,270)
Net unrealized appreciation	$ (72,853,201)

3. Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the financial futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Written Options
During the period ended July 31, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the period ended July 31, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2007	-	$-
Options written	16,543	10,726,901
Options expired	(5,407)	(3,538,688)
Options terminated in closing purchase transactions	(11,136)	(7,188,213)
Options outstanding at July 31, 2008	-	$-

6. Swap Contracts
The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event, as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended July 31, 2008, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

7. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of securities on loan was $426,943,337, for which the Fund received collateral, comprised of non-cash collateral valued at $22,833,828, and cash collateral of $421,301,557. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund may invest up to 60% of its net assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and maybe adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

9. Subsequent Event
At July 31, 2008, Delaware Diversified Income Fund had direct and indirect exposure to investments with Lehman Brothers Holdings Inc. (“Lehman”) or Lehman’s affiliates, including bonds, derivatives, and foreign currency exchange contracts for which Lehman or Lehman’s affiliates was the issuer or counterparty. On September 15, 2008, Lehman filed for Chapter 11 bankruptcy protection.

With respect to direct exposure to Lehman, the Fund held bonds valued at approximately 0.57% of net assets as of July 31, 2008. With respect to indirect exposure, the Fund’s exposure through credit default swaps and foreign currency exchange contracts where Lehman or Lehman’s affiliate was counterparty was approximately 0.05% of net assets (which represents the net unrealized appreciation/depreciation on the Fund’s books) as of July 31, 2008.

As of September 22, 2008, approximately 0.11% and 0.02% of the Fund’s net assets were subject to direct and indirect exposure of Lehman or Lehman’s affiliate (before collateral), respectively.

Schedule of Investments (Unaudited)

Delaware U.S. Growth Fund

July 31, 2008

	Number of
	Shares	Value
Common Stock – 99.69%²
Basic Industry/Capital Goods – 3.03%
Praxair	281,700	$26,403,741
		26,403,741
Business Services – 18.92%
*Expeditors International Washington	635,000	22,548,850
*MasterCard Class A	175,000	42,726,250
†Research in Motion	335,000	41,144,700
United Parcel Service Class B	420,000	26,493,600
†Visa Class A	435,000	31,781,100
		164,694,500
Consumer Non-Durables – 10.36%
Procter & Gamble	535,000	35,031,800
*Staples	1,179,300	26,534,250
Walgreen	835,000	28,673,900
		90,239,950
Consumer Services – 9.63%
†eBay	1,125,000	28,316,250
International Game Technology	650,000	14,111,500
†MGM MIRAGE	750,000	21,765,000
*Weight Watchers International	550,000	19,668,000
		83,860,750
Energy – 2.89%
*EOG Resources	250,000	25,132,500
		25,132,500
Financials – 8.96%
*CME Group	110,900	39,938,417
†IntercontinentalExchange	381,809	38,104,538
		78,042,955
Health Care – 13.81%
Allergan	620,000	32,196,600
†Genentech	600,000	57,150,000
UnitedHealth Group	1,100,000	30,888,000
		120,234,600
Technology – 32.09%
†Apple	240,000	38,148,000
†Crown Castle International	750,000	28,650,000
†Google Class A	90,000	42,637,500
*†Intuit	1,100,000	30,063,000
QUALCOMM	1,200,000	66,408,000
Seagate Technology	1,900,000	28,443,000
†Teradata	950,000	22,249,000
*†VeriSign	700,000	22,778,000
		279,376,500
Total Common Stock (cost $888,964,055)		867,985,496

	Principal
	Amount
Repurchase Agreements** – 0.42%
Bank of America 2.04%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $1,035,059
(collateralized by U.S. Government obligations,
4.00% 9/30/09; with market value $1,056,089)	$1,035,000	1,035,000

BNP Paribas 2.06%, dated 7/31/08, to be
repurchased on 8/1/08, repurchase price $2,608,149
(collateralized by U.S. Government obligations,
4.00%; 7/30/09 - 9/30/09; with market value $2,664,555)	2,608,000	2,608,000
Total Repurchase Agreements (cost $3,643,000)		3,643,000
Total Value of Securities Before Securities Lending Collateral – 100.11%
(cost $892,607,055)		871,628,496

	Number of
	Shares
Securities Lending Collateral*** – 9.67%
Investment Companies
Mellon GSL DBT II Collateral Fund	84,198,084	84,198,084
Total Securities Lending Collateral (cost $84,198,084)		84,198,084

Total Value of Securities – 109.78%
(cost $976,805,139)		955,826,580 ©
Obligation to Return Securities Lending Collateral*** – (9.67%)		(84,198,084)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.11%)		(959,941)
Net Assets Applicable to 65,808,554 Shares Outstanding – 100.00%		$870,668,555

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $81,587,239 of securities loaned.
²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group Adviser Funds – Delaware U.S. Growth Fund (Fund).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 "Fair Value Measurements" (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes – The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. The Fund declares and pays dividends from net investment income and distributions from net realized gains on investments, if any, annually.

2. Investments
At July 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At July 31, 2008, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$977,383,935
Aggregate unrealized appreciation	85,123,365
Aggregate unrealized depreciation	(106,680,720)
Net unrealized depreciation	$(21,557,355)

For federal income tax purposes, at October 31, 2007, capital loss carryforwards of $41,171,357 may be carried forward and applied against future capital gains. Such loss carryforwards expire as follows: $3,172,510 expires in 2010, $18,785,096 expires in 2011, and $19,213,751 expires in 2014.

3. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At July 31, 2008, the value of the securities on loan was $81,587,239, for which cash collateral was received and invested in accordance with the lending agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

4. Credit and Market Risk
The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund's 15% limit on investments in illiquid securities. As of July 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: